SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Share Computation (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss) from continuing operations	$ 6,536,310		$ (9,482,520)		$ 470,415	$ (17,200,792)	$ (27,114,719)	$ (31,334,084)
Income (loss) from discontinued operations, net of tax	(1,492,050)		(51,404)		(1,562,503)	(166,074)	(10,928,643)	(1,023,873)
Net income (loss)	$ 5,044,260	$ (6,136,349)	$ (9,533,924)	$ (7,832,942)	$ (1,092,088)	$ (17,366,866)	$ (38,043,362)	$ (32,357,957)
Denominator:
Weighted average common shares outstanding - basic	246,809		14,329		236,824	9,836	30,852	3,052
Weighted average common shares outstanding -diluted	834,604		14,329		824,619	9,836	30,852	3,052
Net income (loss) from continuing per common share - basic	$ 26.48		$ (661.78)		$ 1.99	$ (1,748.68)	$ (878.87)	$ (10,268.22)
Net income (loss) from continuing per common share - diluted	7.83		(661.78)		0.57	(1,748.68)	$ (878.87)	$ (10,268.22)
Net income (loss) from discontinued operations per common share - basic	(6.05)		(3.59)		(6.60)	(16.88)
Net income (loss) from discontinued operations per common share - diluted	(6.05)		(3.59)		(6.60)	(16.88)
Net income (loss) per share - basic	20.44		(665.36)		(4.61)	(1,765.57)
Net income (loss) per share - diluted	$ 6.04		$ (665.36)		$ (4.61)	$ (1,765.57)